Income Tax	12 Months Ended
Dec. 31, 2023
Income Tax [Abstract]
Income tax
23.	Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to income tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. The first HK$2 million of assessable profits earned by a company will be taxed at 8.25% whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the Company to benefit from the progressive rates.

No provision for Hong Kong profits tax has been made in the financial statements as the subsidiary in Hong Kong has no assessable profits for the years ended December 31, 2023, 2022 and 2021.

The Inland Revenue (Amendment) (Taxation on Specified Foreign-sourced income) Bill 2022 (“the new FSIE regime”) has been enacted in Hong Kong on December 14, 2022 and will have effect from January 1, 2023 onwards. This is to address the European Union’s inclusion of Hong Kong in the “grey list” in concern of any risk of double non-taxation arising from the tax exemption of offshore passive income for companies in Hong Kong without substantial economic substance. From January 1, 2023, offshore passive income (including interest income, dividend income or gain on disposal of equity interest (where applicable)), that is received or deemed to be received in Hong Kong, would need to meet additional requirements, including, amongst others, the economic substance requirements in order to continue to be entitled to the offshore income tax exemption in Hong Kong.

Chinese Mainland

The Company’s subsidiaries in Chinese Mainland are subject to the PRC Corporate Income Tax Law (“CIT Law”) and are taxed at the statutory income tax rate of 25%, unless a preferential income tax rate is otherwise stipulated.

The components of loss before income taxes are as follows:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Chinese Mainland	(627,881,824)	(506,323,501)	(371,992,927)
Hong Kong S.A.R and overseas entities	(244,947,368)	(238,424,750)	(10,936,239)
Total	(872,829,192)	(744,748,251)	(382,929,166)

The components of income tax expense for the years ended December 31, 2023, 2022 and 2021 are as follows:

	Year ended December 31,
	2023	2022	2021

Current income tax expense
- Chinese Mainland	97,241	-	-
- Others	-	-	-
Total current tax provision	97,241	-	-

Deferred income tax expense
- The PRC, excluding Hong Kong	-	-	-
- Others	-	-	-
Total deferred tax expense	-	-	-

Total income tax expense	97,241	-	-

Reconciliation of the differences between PRC statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2023, 2022 and 2021 are as follows:

	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
PRC statutory tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax rate differential for non-PRC entities	7.1%	7.9%	0.7%
Effect of non-deductible expenses	0.6%	0.1%	0.3%
Change in valuation allowance	17.3%	17.0%	24.0%

Actual income tax rate	-	-	-

Deferred income tax assets

	December 31, 2023	December 31, 2022
Operating losses carryforwards	362,722,196	238,086,013
Contract liabilities	53,518	4,060,385
Impairment losses	28,851,871	1,969,902
Advertising expenses	4,794,938	-
Operating lease liabilities	227,141,621	250,179,307
Other current liabilities	39,749,439	27,925,076
Software	2,776,777	428,758

Total gross deferred tax assets	666,090,360	522,649,441
Less: valuation allowances	(426,347,838)	(275,431,351)

Deferred tax assets, net of valuation allowance	239,742,522	247,218,090

Right-of-use assets	(212,269,774)	(236,718,196)
Other capitalized expense	(27,472,748)	(10,499,894)
Deferred tax liability	(239,742,522)	(247,218,090)

Deferred tax assets	239,742,522	247,218,090
Deferred tax liabilities	(239,742,522)	(247,218,090)
Net deferred tax assets	-	-

As of December 31, 2023, the Company had net operating loss carry forwards of RMB1,450,352,814 attributable to the PRC subsidiaries. Tax losses of the subsidiaries in PRC of RMB46,662,524, RMB80,877,739, RMB408,283,501, RMB381,621,748 and RMB532,907,302 will expire, if unused, by year 2024, 2025, 2026, 2027 and 2028 respectively.

A valuation allowance is provided against deferred income tax assets when the Company determines that it is more-likely-than-not that the deferred income tax assets will not be utilized in the foreseeable future. In making such determination, the Company evaluates a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2023 and 2022, the valuation allowance of RMB426,347,838 and RMB275,431,351 were mainly related to the deferred income tax assets of the PRC entities which were in loss position. Since these entities have incurred accumulated net operating losses for income tax purposes since their inception, the Company has provided full valuation allowance for the net deferred income tax assets as of December 31, 2023 and 2022.

Changes in valuation allowance are as follows:

	December 31, 2023	December 31, 2022
Balance at the beginning of the year	275,431,351	149,094,206
Increases in the year	152,562,669	126,337,145
Decreases in the year	(1,646,182)	-

Balance at the end of the year	426,347,838	275,431,351

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 thousand. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries for the years from establishment (i.e., 2018) to 2023 are open to examination by the PRC tax authorities.